General - Noncontrolling interests (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Woori bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[1]	₩ 1,406,512	₩ 1,645,947
Net income attributable to non-controlling interests	[2]	89,134	76,249	₩ 95,637
Dividends to non-controlling interests	[2]	89,134	76,249	95,637
Tongyang Life Insurance Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[3],[4]	305,892	0
Net income attributable to non-controlling interests	[5]	20,663	0	0
Dividends to non-controlling interests	[6]	10,995	0	0
Woori Investment Securities Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[7]	1,386	5,571
Net income attributable to non-controlling interests		101	(16)	5,687
Dividends to non-controlling interests		0	0	8,302
Woori Asset Trust Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[3],[7],[8]	0	1,901
Net income attributable to non-controlling interests		(366)	276	5,720
Dividends to non-controlling interests		0	0	365
Woori Asset Management Corp.
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		0	530	1,603
Woori Venture Partners Co., Ltd.
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		0	0	1,391
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		89,767	104,023
Net income attributable to non-controlling interests		(6,856)	6,764	9,521
Dividends to non-controlling interests		983	3,450	2,802
Korea BTL Infrastructure Fund
Disclosure of subsidiaries [line items]
Dividends to non-controlling interests		29	37	40
Wealth Development Bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		22,292	23,975
Net income attributable to non-controlling interests		(722)	764	(68)
PT Woori Finance Indonesia Tbk.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		15,446	16,179
Net income attributable to non-controlling interests		1,178	872	1,067
Dividends to non-controlling interests		₩ 402	₩ 343	₩ 138

[1]	Hybrid securities issued by Woori Bank
[2]	Distribution of the hybrid securities issued by Woori Bank
[3]	The non-controlling interests decreased in accordance with paid-in capital increase and stock retirement and additional acquisition of minority interests during the year ended December 31, 2024.
[4]	The non-controlling interests were recognized in accordance with merger with Korea Foss Securities Co., Ltd. during the year ended December 31, 2024.
[5]	Including the distribution of the hybrid securities issued by Tongyang Life Insurance Co., Ltd.
[6]	Distribution of the hybrid securities issued by Tongyang Life Insurance Co., Ltd.
[7]	The non-controlling interests decreased by 0 million Won in accordance with additional investment during the year ended December 31, 2025.
[8]	The non-controlling interests decreased due to the additional acquisition of minority interests during the year ended December 31, 2025.